COST OF SALES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Cost Of Sales [Line Items]
Inventory write-down	$ 1,500	$ 15,500
Cost of sales, standby costs	0	13,438
Other costs incurred	1,759	0
Jerritt Canyon [Member]
Disclosure Of Cost Of Sales [Line Items]
Inventory write-down		13,900
Cost of sales, standby costs		13,400
La Encantade [Member]
Disclosure Of Cost Of Sales [Line Items]
Inventory write-down		$ 1,600
San Dimas [Member]
Disclosure Of Cost Of Sales [Line Items]
Other costs incurred	$ 1,800